Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income (Loss) Before Income Taxes
Income (loss) before income taxes consists of:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(In millions)
Mainland China	19,711	15,055	18,306	2,654
Non-Mainland China	3,379	(4,277)	(8,194)	(1,188)

	23,090	10,778	10,112	1,466

Components of Income Tax
Income taxes consist of:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(In millions)
Current income tax	4,668	3,636	3,163	459
Income tax refund due to reduced tax rate	(719)	—	(468)	(68)
Adjustments of deferred tax assets due to change in tax rates	(5)	109	119	17
Deferred income tax expense (benefit)	120	(558)	(236)	(34)

	4,064	3,187	2,578	374

Reconciliation of Effective Income Tax Provision of Tax Computed By Applying Statutory Income Tax Rate to Pre-Tax Income
The reconciliation of the actual income taxes to the amount of tax computed by applying the aforementioned statutory income tax rate to pre-tax
income is as follows:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(In millions, except for per share data)
Expected taxation at PRC statutory tax rate	5,773	2,694	2,541	368
Effect of differing tax rates in different jurisdictions	208	656	1,976	286
Non-taxable income	(995)	(89)	(44)	(6)
Non-deductible expenses	3,416	965	534	77
Research and development super-deduction	(1,549)	(1,645)	(2,274)	(330)
Effect of PRC preferential tax rates and tax holiday	(2,891)	(1,557)	(1,507)	(217)
Effect of tax rate changes on deferred taxes	(5)	109	119	17
Reversal of prior year’s income taxes	(951)	(734)	(913)	(132)
PRC withholding tax	122	615	181	26
Valuation allowance	936	2,173	1,965	285

Taxation for the year	4,064	3,187	2,578	374

Effective tax rate	18%	29.6%	25.5%	25.5%

Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share ( Note )	1.06	0.56	0.54	0.08

Tax Effects of Temporary Differences that Gave Rise to Deferred Tax Assets and Liabilities
The tax effects of temporary differences that gave rise to the deferred tax balances at December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Deferred tax assets:
Allowance for credit losses	622	616	89
Accrued expenses, payroll and others	3,076	3,861	560
Fixed assets depreciation and intangible assets amortization	4,024	3,767	546
Net operating loss carry-forwards	2,980	4,176	605
Less: valuation allowance	(8,068)	(10,033)	(1,454)

Deferred tax assets, net	2,634	2,387	346

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Deferred tax liabilities:
Long-lived assets arising from acquisitions	508	428	62
Withholding tax on PRC subsidiaries’ undistributed earnings	1,803	1,685	244
Tax on capital gains	996	797	116
Others	241	246	35

	3,548	3,156	457